SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Expected Life of Property, Plant and Equipment
Expected useful life
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

Expected useful life
Land and buildings	3-27.5 years
Plant and machinery	5-10 years
Office equipment	3 years
Computers	5 years
Motor vehicles	5 years
Furniture and fittings	5 years
Renovation	10 years

Schedule of Foreign Currencies Translation
	September 30, 2025	September 30, 2024
Period-end MYR:US$ exchange rate	0.23723	0.24242
Average period MYR:US$ exchange rate	0.23652	0.23050

	June 30, 2025	June 30, 2024
Year-end MYR:US$ exchange rate	0.23650	0.21199
Annualized average MYR:US$ exchange rate	0.22874	0.21316